Principal Funds Inc | Blue Chip Fund
BLUE CHIP FUND
Objective:
The Fund seeks long-term growth of capital.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	Total
Maximum Deferred Sales Charge (as a percentage) | Principal Funds Inc | Blue Chip Fund | Class J	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Principal Funds Inc Blue Chip Fund Class J
Management Fees (as a percentage of Assets)	0.68%
Distribution and Service (12b-1) Fees	0.15%
Other Expenses (as a percentage of Assets):	0.21%	[1]
Expenses (as a percentage of Assets)	1.04%
[1]	Based on estimated amounts for the current fiscal year.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Principal Funds Inc | Blue Chip Fund | Class J | USD ($)	206	331	574	1,271

You would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
Principal Funds Inc | Blue Chip Fund | Class J | USD ($)	106	331	574	1,271

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s annualized portfolio turnover rate was 36.4% of the average value of its portfolio.

Principal Investment Strategies
Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of companies with large market capitalizations at the time of purchase. For this Fund, companies with large market capitalizations are those with market capitalizations similar to companies in the Russell 1000 Growth® Index (as of November 30, 2016, this range was between approximately $499.2 million and $605.4 billion). The Fund focuses on the securities of “blue chip” companies, which are defined as large, well-established and financially sound companies; an issuer of blue chip stock typically has a market capitalization in the billions, is generally the market leader or among the top three companies in its sector, and is commonly a household name. The Fund invests in foreign securities. The Fund invests in growth equity securities, particularly with respect to equity securities of blue chip companies whose potential for growth of capital and earnings is expected to be above average.

Principal Risks
The value of your investment in the Fund changes with the value of the Fund's investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund, in alphabetical order, are:
Equity Securities Risk. The value of equity securities could decline if the issuer’s financial condition declines or in response to overall market and economic conditions. A fund's principal market segment(s) (such as market capitalization or style) may underperform other market segments or the equity markets as a whole.

•
Growth Stock Risk. If growth companies do not increase their earnings at a rate expected by investors, the market price of the stock may decline significantly, even if earnings show an absolute increase. Growth company stocks also typically lack the dividend yield that can lessen price declines in market downturns.

Foreign Currency Risk. Risks of investing in securities denominated in, or that trade in, foreign (non-U.S.) currencies include changes in foreign exchange rates and foreign exchange restrictions.
Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation or confiscatory taxation; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies).
Redemption Risk. A fund that serves as an underlying fund for a fund of funds is subject to certain risks. When a fund of funds reallocates or rebalances its investments, an underlying fund may experience relatively large redemptions or investments. These transactions may cause the underlying fund to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance. Moreover, a fund of fund’s redemptions or reallocations among share classes of an underlying fund may result in changes to the expense ratios of affected classes, which may increase the expenses paid by shareholders of the class that experienced the redemption.

Performance
The following information provides some indication of the risks of investing in the Fund. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information by calling 1-800-222-5852 or online at www.principalfunds.com.
Using the historical performance of the Fund's Institutional Class shares, adjusted as described below, the bar chart shows the investment returns of the Fund’s Class J shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). The table shows for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare with those of one or more broad measures of market performance.
For periods prior to the inception date of Class J shares (September 11, 2017), the performance shown in the bar chart and the table for Class J shares is that of the Fund's Institutional Class shares adjusted to reflect the fees and expenses of Class J shares. Where this adjustment for fees and expenses results in performance for Class J shares that is higher than the historical performance of the Institutional Class shares, the historical performance of the Institutional Class shares is used for Class J shares. These adjustments for Class J shares result in performance for such periods that is no higher than the historical performance of the Institutional Class shares, which were first sold June 14, 2012. The Institutional Class shares, which are not presented in this prospectus, would have substantially similar annual returns because the shares are invested in the same portfolio of securities, and the annual returns would differ only to the extent that the classes do not have the same expenses.
Life of Fund returns are measured from the date the Fund's shares were first sold (June 14, 2012).

Total Returns as of December 31

Highest return for a quarter during the period of the bar chart above:	Q1 '13	10.11%
Lowest return for a quarter during the period of the bar chart above:	Q3 '15	(4.44)%
(1) The year-to-date return as of June 30, 2017 was 13.55% for Class J shares.

Average Annual Total Returns - Principal Funds Inc - Blue Chip Fund	Label	1 Year	Since Inception	Inception Date
Russell 1000 Growth Index	Russell 1000 Growth Index (reflects no deduction for fees, expenses, or taxes)	7.08%	14.19%
Class J	Class J Return Before Taxes	7.49%	13.66%	Jun. 14, 2012
Class J | After Taxes on Distributions	Class J Return After Taxes on Distributions	7.24%	13.11%
Class J | After Taxes on Distributions and Sales	Class J Return After Taxes on Distributions and Sale of Fund Shares	4.46%	10.76%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class J shares only and would be different for the other share classes.